UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                  ---------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
                      ------------------------------------
               (Exact name of Registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
                           ---------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 257-0004
       ------------------------------------------------------------------

                        Date of fiscal year end: March 31
                        ---------------------------------

                    Date of reporting period: March 31, 2006
                    ----------------------------------------

Item 1. Reports to Stockholders.

              The Annual Report to Investors is attached herewith.


                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                           ANNUAL REPORT TO INVESTORS

                           FOR THE PERIOD MAY 2, 2005
                          (COMMENCEMENT OF OPERATIONS)
                                TO MARCH 31, 2006

This report and the financial statements contained herein are submitted for the general information of the investors of Mellon Optima L/S Strategy Fund, LLC ("the Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund's Confidential Offering Memorandum (the "Offering Memorandum").

Any information in this investor report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending June 30, 2005, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. To request a copy of the most recent quarterly holdings report, semi-annual report or annual report, call 1-877-257-0004.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit the SEC's web site at http://www.sec.gov. You may also call 1-877-257-0004 to request a free copy of the proxy voting guidelines.

The Fund is available only to investment management clients of the Private Wealth Management Group of Mellon Financial Corporation, and only if they have a net worth of more than $1 million and meet other criteria as described in the Fund's Offering Memorandum. Interests in the Fund are not freely transferable, however liquidity may be available through repurchase offers made at the discretion of the Board of Directors of the Fund.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objectives. The Offering Memorandum contains a more complete description of the risks associates with the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Fund's Offering Memorandum.

                      Mellon Optima L/S Strategy Fund, LLC

                       Portfolio Summary - March 31, 2006
--------------------------------------------------------------------------------

                                                                                     Percentage of
Investment Funds                       Cost                     Value                  Net Assets
---------------------------------------------------------------------------------------------------
Opportunistic                      $ 77,612,937             $ 88,925,464                 29.3%
Value                                70,803,921               86,594,075                 28.5%
Growth                               72,110,286               78,893,998                 26.1%
Global                               25,000,000               27,402,695                  9.0%
                                  -------------            -------------                 -----
Total Investment Funds            $ 245,527,144            $ 281,816,232                 92.9%
                                  =============            =============                 =====

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                    Schedule of Investments - March 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Percentage of
Investment Funds                                           Cost            Value         of Net Assets   Liquidity
-----------------------------------------------------------------------------------------------------------------------
Opportunistic
Asian Century Quest Fund (QP), L.P.                      $ 12,000,000     $ 12,168,316         4.0%       Quarterly
Hunter Global Investors Fund I L.P.                        10,127,412       12,064,745         4.0%       Quarterly
Impala Fund L.P.                                            3,000,000        2,987,000         1.0%       Quarterly
Karsh Capital II L.P.                                      15,125,331       17,385,694         5.7%       Quarterly
Kingdon Associates                                         11,283,055       14,251,203         4.7%       Quarterly
Raptor Global Fund L.P.                                    11,077,139       12,863,645         4.2%       Quarterly
Sage Opportunity Fund (QP), L.P.                           15,000,000       17,204,861         5.7%       Quarterly
                                                        --------------   --------------    ---------
                                                           77,612,937       88,925,464        29.3%
                                                        --------------   --------------    ---------

Value
Amici Qualified Associates L.P.                            11,173,447       12,843,445         4.1%       Quarterly
Clovis Capital Partners                                     9,247,705       12,267,399         4.0%       Quarterly
Delta Institutional L.P.                                    8,624,302       12,491,592         4.1%       Quarterly
Kinetic Institutional Partners                             15,000,000       17,457,527         5.8%       Quarterly
North Sound Class B Legacy Inst                             1,046,224        1,203,508         0.4%       Annually
North Sound Legacy Institutional Fund                       3,344,487        4,494,037         1.5%       Quarterly
Shoshone Partners L.P.                                     10,299,000       13,250,300         4.4%       Annually
Thruway Partners, L.P.                                     12,068,756       12,586,267         4.2%       Quarterly
                                                        --------------   --------------    ---------
                                                           70,803,921       86,594,075        28.5%
                                                        --------------   --------------    ---------

Growth
Alydar Capital                                             12,570,236       14,634,611         4.8%       Quarterly
Copper Arch Partners, LLC                                  11,000,000       12,367,191         4.1%       Quarterly
Highbridge L/S Equity Fund                                 13,643,955       14,604,747         4.8%       Quarterly
Intrepid Capital Fund QP                                    8,932,041        9,885,771         3.3%       Quarterly
Maverick Fund USA, Ltd.                                    10,964,054       11,085,378         3.7%       Annually
Pequot Capital                                             15,000,000       16,316,300         5.4%       Annually
                                                        --------------   --------------    ---------
                                                           72,110,286       78,893,998        26.1%
                                                        --------------   --------------    ---------

Global
Calypso Qualified Partners L.P.                            12,500,000       13,385,062         4.4%       Monthly
Lansdowne European Equity Fund L.P.                        12,500,000       14,017,633         4.6%       Monthly
                                                        --------------   --------------    ---------
                                                           25,000,000       27,402,695         9.0%
                                                        --------------   --------------    ---------
Total Investment Funds                                    245,527,144      281,816,232        92.9%
                                                        --------------   --------------    ---------

Affiliated Investments
Dreyfus Institutional Preferred Money Market Fund           1,090,206        1,090,206         0.4%       Daily
                                                        --------------   --------------    ---------
Total Investments                                        $246,617,350      282,906,438        93.3%
                                                        ==============   --------------    ---------
Other Assets Less liabilities                                               20,255,323         6.7%
                                                                         --------------    ---------
Total Net Assets                                                          $303,161,761       100.0%
                                                                         ==============    =========

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                       Statement of Assets and Liabilities

                                 March 31, 2006
-------------------------------------------------------------------------------


Assets
    Investments in funds, at value (Cost at $245,527,144) (Note 2A)                                        $281,816,232
    Investments in affiliated issuers, at value (Cost 1,090,206) (Note 2F)                                    1,090,206
    Advance investments in funds, at cost (Note 4)                                                           75,500,000
    Receivable for investments sold                                                                           8,982,996
    Prepaid expenses                                                                                              5,418
                                                                                                           ------------
              Total assets                                                                                  367,394,852
Liabilities
    Proceeds from sale of interests received in advance (Note 8)                        $63,052,500
    Payable for repurchase of interests (Note 8)                                            179,484
    Accrued investment advisor fees (Note 3)                                                687,074
    Accrued professional fees                                                               173,256
    Accrued accounting and administration fees (Note 3)                                      82,856
    Accrued Directors' fees (Note 3)                                                          9,132
    Accrued Chief Compliance Officer fees (Note 3)                                            4,250
    Accrued custody fees (Note 3)                                                             4,108
    Other accrued expenses and liabilities                                                   40,431
              Total liabilities                                                         -----------          64,233,091
                                                                                                           ------------
Net Assets                                                                                                 $303,161,761
                                                                                                           ============

Investors' Capital
    Net capital contributions                                                                              $266,872,673
    Net unrealized appreciation                                                                              36,289,088
                                                                                                           ------------
Investors' Capital                                                                                         $303,161,761
                                                                                                           ============

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                             Statement of Operations
             For the Period May 2, 2005 (commencement of operations)
                             through March 31, 2006
--------------------------------------------------------------------------------

Investment Income
      Dividend income from affiliated investments (Note 2F)                                                 $   299,544
Expenses
      Investment advisory fee (Note 3)                                                   $ 3,048,194
      Insurance expense                                                                      241,808
      Legal fees                                                                             224,000
      Audit and tax service fees                                                             166,950
      Accounting, administration and investor services fees (Note 3)                         129,229
      Directors fees' (Note 3)                                                                72,500
      Chief Compliance Officer expense (Note 3)                                               21,250
      Custody fees (Note 3)                                                                   14,500
      Miscellaneous expenses                                                                  30,125
                                                                                         -----------
          Total expenses                                                                                      3,948,556
                                                                                                            -----------
                Net investment income (loss)                                                                 (3,649,012)

Realized and Unrealized Gain (Loss)
      Net realized gain (loss) on portfolio funds sold                                     3,006,397
      Net change in unrealized appreciation (depreciation)
         on investments in portfolio funds                                                36,289,088
                                                                                         -----------
                Net realized and unrealized gain (loss)                                                      39,295,485
                                                                                                            -----------
Net Increase in Investors' Capital Derived from Investment Operations                                       $35,646,473
                                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                   Statements of Changes in Investors' Capital
--------------------------------------------------------------------------------

                                                                                                      For the Period
                                                                                                        May 2, 2005
                                                                                                      (commencement of
                                                                                                    operations) through
                                                                                                       March 31, 2006
                                                                                                    -------------------
 Increase (Decrease) in Investors' Capital
 From Investment Operations
      Net investment income (loss)                                                                     $ (3,649,012)
      Net realized gain (loss) on portfolio funds sold                                                    3,006,397
      Net change in unrealized appreciation (depreciation) on investments in portfolio funds             36,289,088
                                                                                                       ------------
            Net Increase in Investors' Capital Derived from Investment Operations                        35,646,473
                                                                                                       ------------
 Capital Transactions
       Proceeds from conversion of Mellon Hedge Fund I                                                  122,131,552
       Proceeds from sale of interests                                                                  148,979,099
       Repurchase of interests                                                                           (3,595,363)
                                                                                                       ------------
            Net Increase in Investors' Capital Derived from Capital Transactions                        267,515,288
                                                                                                       ------------
 Total Increase (Decrease) in Investors' Capital                                                        303,161,761

 Investors' Capital
       At beginning of period                                                                                     -
                                                                                                       ------------
       At end of period                                                                                $303,161,761
                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                           For the period
                                                                                            May 2, 2005
                                                                                         (commencement of
                                                                                        operations) through
                                                                                           March 31, 2006
                                                                                        -------------------
Total Return                                                                                  17.31%(1)
Ratios to Average Net Assets:
     Expenses                                                                                  1.95%(2)(3)
     Net Investment loss                                                                      (1.80%)(3)
Portfolio Turnover Rate                                                                          17%(4)
Net Assets, End of Period (000's omitted)                                                  $303,162

    -------------

(1)Total return is for the period indicated and has not been annualized.
(2)Expense ratios of the underlying funds are not included in the expense ratio.
(3)Annualized
(4)Not annualized.

    The accompanying notes are an integral part of the financial statements.

                        Mellon Optima L/S Strategy Fund, LLC

                              Statement of Cash Flows
              For the Period May 2, 2005 (commencement of operations)
                               through March 31, 2006
--------------------------------------------------------------------------------

Cash Flows from Operating Activities
Net increase in investors' capital resulting from operations                   $  35,646,473
Adjustments to reconcile net increase in investors' capital
   from operations to net cash used in operating activities:
      Purchases of long-term investments                                        (161,250,000)
      Proceeds from sale of long-term investments                                 36,524,821
      Purchase of short-term investments                                         (88,039,225)
      Proceeds from sale of short-term investments                                86,949,019
      Net realized gain on investments                                            (3,006,397)
      Net change in unrealized appreciation on investments                       (36,289,088)
      Increase in advance investments in funds                                   (75,500,000)
      Increase in receivable for investments sold                                 (8,982,996)
      Increase in prepaid expenses                                                    (5,418)
      Increase in proceeds from sale of interests received
         in advance                                                               63,052,500
      Increase in payable for repurchase of interests                                179,484
      Increase in accrued investment advisor fees                                    687,074
      Increase in accrued professional fees                                          173,256
      Increase in accrued accounting and administrative fees                          82,856
      Increase in accrued Director's fees                                              9,132
      Increase in accrued Chief Compliance Officer fees                                4,250
      Increase in accrued custody fees                                                 4,108
      Increase in other accrued expenses and liabilities                              40,431
                                                                               -------------
            Net cash used in operating activities                               (149,719,720)
                                                                               -------------

Cash Flows from Financing Activities
Proceeds from sale of interests                                                  148,979,099
Cash proceeds from conversion of Mellon Hegde Fund I                               4,335,984
Repurchase of interests                                                           (3,595,363)
                                                                               -------------
            Net cash provided by financing activities                            149,719,720
                                                                               -------------

Net change in cash                                                                         -
                                                                               -------------
Cash at beginning of period                                                                -
                                                                               -------------
Cash at end of period                                                          $           -
                                                                               =============
Supplemental Disclosure of Cash Flow Information
Non-cash proceeds from conversion of Mellon Hedge Fund I                       $ 117,795,568
                                                                               =============

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                          Notes to Financial Statements

(1) Organization:

Mellon Optima L/S Strategy Fund, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on December 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund's investment objective is to seek capital appreciation over the long term by attempting to maximize risk-adjusted returns while minimizing volatility and maintaining a low correlation to the S&P 500. The Fund is a fund of hedge funds that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns principally in the U.S. equity markets by employing an investing style known as "long/short." This style combines long investments with short sales in the pursuit of opportunities in rising or declining markets. Generally, such portfolio managers conduct their investment programs through unregistered investment vehicles and in other registered investment companies (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund commenced operations on May 2, 2005.

The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged Mellon Hedge Advisors LLC (the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is an indirect wholly owned subsidiary of Mellon Financial Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser has engaged Optima Fund Management LLC (the "Sub-Investment Adviser"), a registered investment adviser under the Advisers Act, to assist it in performing certain of its duties.

Interests are offered solely to eligible investors ("Investors") in private placement transactions exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). Initial and additional applications for interests in the Fund by Investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

Interests of the Fund are not redeemable. The Fund from time to time may offer to repurchase interests pursuant to written tenders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each year, near mid-year and year-end. Investors can transfer or assign their membership interests only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor, or (ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion.

(2) Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                      Mellon Optima L/S Strategy Fund, LLC

                          Notes to Financial Statements

A. Valuation of the Fund and its Investments

Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate and ordinarily will be the value determined as of such period for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by each Investment Fund and are net of management fees and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost upon the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value.

Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

B. Securities Transactions and Income

Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. The Investment Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Investment Funds in the form of unrealized appreciation.

C. Fund Costs

The Adviser bore the non-recurring initial offering and organizational costs of the Fund. The Fund bears all expenses incurred in the ongoing business of the Fund including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; a portion, as determined by the Board, of the compensation payable to the Fund's Chief Compliance Officer; certain printing costs; and expenses of meetings of the Board and Investors.

D. Income taxes

The Fund is treated as a partnership for Federal tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner

                      Mellon Optima L/S Strategy Fund, LLC

                          Notes to Financial Statements

of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

At March 31, 2006, the Fund reclassified $3,649,012 and $3,006,397 from undistributed net investment loss and accumulated net realized gain on investments respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on the net assets.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on the calendar year 2005 Schedules K-1. The aggregate cost of Investment Funds and the gross unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of March 31, 2006 are noted below. The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization of tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

Federal tax cost of investment funds       $256,187,885***
                                           ------------

Gross unrealized appreciation                26,731,553
Gross unrealized depreciation                   (13,000)
                                           ------------
Net unrealized appreciation                 $26,718,553
                                           ============

***Based on taxable income for the tax year ended December 31, 2005 and aggregated purchases and sale of proceeds of Investment Funds up to March 31, 2006.

E. Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Fund believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

F. Short-Term Investments

Short-term investments consist of liquid investments with maturities of less than 90 days. The Fund had $1,090,206 invested in the Dreyfus Institutional Preferred Plus Money Market Fund, an affiliated institutional money market fund.

(3) Investment Advisory Fee and Other Transactions with Affiliates:

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Advisory Fee") at the annual rate of 1.50% of the Fund's net assets. Pursuant to this agreement the Fund was charged $3,048,194 during the period from commencement of operations (May 2, 2005) to March 31, 2006.

                      Mellon Optima L/S Strategy Fund, LLC

                          Notes to Financial Statements

The Fund compensates DPM Mellon, L.L.C. ("DPM"), a wholly-owned indirect subsidiary of Mellon Financial Corporation, under an Administration and Transfer Agency Agreement for certain administration and transfer agency services for the Fund. In consideration for these services, the Fund pays DPM an annual fee calculated based upon the net assets of the Fund, subject to a minimum monthly fee, and reimburses certain of DPM's expenses. Pursuant to this agreement the Fund was charged $129,229 during the period from commencement of operations (May 2, 2005) to March 31, 2006.

The Fund compensates Mellon Trust of New England, N.A. ("MTNE"), a wholly-owned direct subsidiary of Mellon Financial Corporation, under a Custody Agreement to provide custody services for the Fund. In consideration for these services, MTNE earns interest on balances, including disbursement balances and balances arising from purchase and sale transactions, and the Fund reimburses certain of MTNE's expenses. Pursuant to this agreement the Fund was charged $14,500 during the period from commencement of operations (May 2, 2005) to March 31, 2006.

Effective July 1, 2005, the Fund reimburses Mellon Asset Management for a portion of the salary of the Fund's Chief Compliance Officer. Pursuant to this arrangement, the Fund was charged $21,250 for the period from commencement of operations (May 2, 2005) to March 31, 2006. No other director, officer or employee of Mellon Hedge Advisors, LLC or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not a director, officer or employee of the Adviser or its affiliates an annual retainer and per meeting fees. The Fund also reimburses the directors for their reasonable out-of-pocket expenses. In addition, the Fund pays the legal fees for the independent counsel of the Directors. The Directors do not receive any pension or retirement benefits from the Fund.

(4) Investment Transactions:

During the period from commencement of operations (May 2, 2005) to March 31, 2006, the Fund had aggregate purchases and proceeds from sales of Investment Funds of $161,250,000 and $36,524,821, respectively.

At March 31, 2006, the Fund had made advance investments in Investment Funds as follows:

Investment Fund                             Amount
                                         -----------
Alydar Capital                           $ 5,000,000
Amici Qualified Associates L.P.            7,000,000
Asian Century Quest Fund (QP), L.P.        2,000,000
Calypso Qualified Partners L.P.            1,000,000
Copper Arch Partners, LLC                  7,000,000
Delta Institutional L.P.                   3,000,000
Highbridge L/S Equity Fund                 4,000,000
Impala Fund L.P.                          10,000,000
Intrepid Capital Fund QP                   7,500,000
Karsch Capital II L.P.                     3,000,000
Kinetic Institutional Partners             3,000,000
Kingdon Partners L.P.                      6,000,000
Raptor Global Fund L.P.                    2,000,000
Sage Opportunity Fund (QP) L.P.            3,000,000
Shoshone Partners L.P.                     5,000,000
Thruway Partners, L.P.                     7,000,000
                                         -----------
                                         $75,500,000
                                         ===========

                      Mellon Optima L/S Strategy Fund, LLC

                          Notes to Financial Statements

(5) Indemnification:

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

(6) Financial Instruments with Off-Balance Sheet Risk:

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

(7) Risk Factors:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to a select group of portfolio managers and invests in Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Investment Fund to less than 5% of the Investment Fund's outstanding voting securities. Alternatively, to facilitate investments in Investment Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Investment Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities in, an Investment Fund, the Fund will not be able to vote on matters that required the approval of security holders of the Investment Fund, including matters that may be adverse to the Fund's and its Investors' interests.

(8) Subsequent Events:

On September 29, 2005 the Fund offered to repurchase up to $20,000,000 in Fund interests from Investors at their estimated net asset value as of December 31, 2005. The offer expired by its terms on October 27, 2005. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $3,595,363. The Fund initially paid out 95% of the estimated value of the repurchased interests. The remaining will be paid out promptly after completion of the Fund's year-end audit.

On March 20, 2006, the Fund offered to repurchase up to $10,000,000 in interests in the Fund from Investors at their estimated net asset value as of June 30, 2006. The offer expired by its terms on April 17, 2006. The Fund has received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $2,504,461, as of March 31, 2006.

As of March 31, 2006 the Fund had received in advance proceeds from the sale of interests of $63,052,522, which was credited to Investor's Capital as of April 1, 2006. From April 1, 2006 through May 23, 2006, the fund received additional contributions from Investors of $37,739,000.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Investors of Mellon Optima L/S Strategy Fund, LLC

We have audited the accompanying statement of assets and liabilities of Mellon Optima L/S Strategy Fund, LLC (the "Fund"), including the schedule of investments, as of March 31, 2006, and the related statements of operations, changes in investors' capital, cash flows and the financial highlights for the period from May 2, 2005 (commencement of operations) to March 31, 2006. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with management of the investment funds and the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Mellon Optima L/S Strategy Fund, LLC at March 31, 2006, the results of its operations, changes in its investors' capital, its cash flows and the financial highlights for the period from May 2, 2005 (commencement of operations) to March 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                        [LOGO] Ernst & Young LLP

New York, New York
May 23, 2006

--------------------------------------------------------------------------------

Directors and Officers

The following table lists the Fund's directors and officers; their addresses and dates of birth; their position(s) with the Fund; the length of time holding such position(s) with the Fund; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Fund's Confidential Offering Memorandum includes additional information about the Fund's Directors and is available, without charge to qualified clients of Mellon Private Wealth Management, upon request by writing Mellon Optima L/S Strategy Fund, LLC at One Boston Place, Suite 024-0071, Boston, MA 02108 or calling toll free 1-877-257-0004.

------------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number of        Other
                                                                                         Portfolios    Directorships    Director
                                               Term of                                     in Fund        Held by     Remuneration
                               Position(s)   Office and                                    Complex       Director     (period ended
Name, Address and               Held with     Length of      Principal Occupation(s)      Overseen     Outside Fund   September 30,
Date of Birth                     Fund       Time Served       During Past 5 Years       by Director      Complex         2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Director       Term -     Chairman Emeritus, Decision        34            None          $14,625
c/o Decision Resources, Inc.                 Indefinite   Resources, Inc. ("DRI"), a
260 Charles Street                            Length -    biotech and pharmaceutical
Waltham, MA 02453                               Since     research and consulting
9/30/40                                       Inception   firm; formerly, Chairman of
                                                          the Board and Chief
                                                          Executive Officer, DRI
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman            Director       Term -     William Joseph Maier               34            None          $14,625
c/o Harvard University                       Indefinite   Professor of Political
Littauer Center 127                           Length -    Economy, Harvard University
Cambridge, MA 02138                             Since
8/5/44                                        Inception
------------------------------------------------------------------------------------------------------------------------------------
                                Director       Term -     Trustee, Mertens House,            34            None          $14,625
John H. Hewitt                               Indefinite   Inc., (hospice)
P.O. Box 2333                                 Length -
New London, NH 03257                            Since
4/11/35                                       Inception
------------------------------------------------------------------------------------------------------------------------------------
Caleb Loring III                Director       Term -     Trustee, Essex Street              34            None          $16,125
c/o Essex Street                             Indefinite   Associates, a family
Associates                                    Length -    investment trust office
P.O. Box 5600                                   Since
Beverly, MA 01915                             Inception
11/14/43
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard*            Director,      Term -     President and Chief                34            None            $0
c/o The Boston Company          President    Indefinite   Operating Officer of The
Asset Management, LLC           and Chief     Length -    Boston Company Asset
One Boston Place                Executive       Since     Management, LLC; formerly,
Boston, MA 02108                 Officer      Inception   Senior Vice President and
7/24/65                                                   Chief Operating Officer,
                                                          Mellon Institutional Asset
                                                          Management ("MIAM");
                                                          formerly Vice President and
                                                          Chief Financial Officer, MIAM
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Sheppard is an "Interested Director," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of The Boston Company Asset Management, LLC, an affiliate of the Adviser.

------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Directors
------------------------------------------------------------------------------------------------------
                                               Term of
                               Position(s)   Office and
Name, Address and              Held with      Length of             Principal Occupation(s)
Date of Birth                     Fund       Time Served              During Past 5 Years
------------------------------------------------------------------------------------------------------
Steven M. Anderson                Vice         Term -     Vice President and Mutual Funds
c/o Mellon Institutional       President,    Indefinite   Controller, Mellon Institutional Asset
Asset Management                Treasurer     Length -    Management; formerly Assistant Vice
One Boston Place                and Chief       Since     President and Mutual Funds Controller,
Boston, MA 02108                Financial     Inception   Standish Mellon Asset Management, LLC
7/14/65                          Officer
------------------------------------------------------------------------------------------------------
Lawrence P. Keblusek              Vice         Term -     Senior Vice President, Chief Investment
c/o Mellon Private Wealth       President    Indefinite   Officer and Director of Equity
Management Group                              Length -    Investments, Mellon Private Wealth
One Boston Place                                Since     Management Group and Senior Vice
Boston, MA 02108                              June 2005   President, Mellon Hedge Advisors, LLC;
7/20/47                                                   formerly, U.S. Chief Investment Officer,
                                                          Managing Director of U.S. Institutional
                                                          Equity and Head of Global Private Banking
                                                          Investments, Citigroup Asset Management
------------------------------------------------------------------------------------------------------
Barbara A. McCann                 Vice         Term -     Senior Vice President and Head of
c/o Mellon Institutional        President    Indefinite   Operations, Mellon Institutional Asset
Asset Management              and Secretary   Length -    Management ("MIAM"); formerly First Vice
One Boston Place                                Since     President, MIAM and Mellon Global
Boston, MA  02108                             Inception   Investments
2/20/61
------------------------------------------------------------------------------------------------------
Ridgeway H. Powell                Vice         Term -     First Vice President of Mellon Private
c/o Mellon Private Wealth       President    Indefinite   Wealth Management Group ("MPWM") and Vice
Management Group                              Length -    President of Mellon Hedge Advisors, LLC;
One Boston Place                                Since     formerly Head of Taxable Fixed Income
Boston, MA 02108                              June 2005   Desk, MPWM.
11/5/63
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                               Term of
                               Position(s)   Office and
Name, Address and              Held with      Length of             Principal Occupation(s)
Date of Birth                     Fund       Time Served              During Past 5 Years
------------------------------------------------------------------------------------------------------
Denise B. Kneeland              Assistant      Term -     Vice President and Manager, Mutual Funds
c/o Mellon Institutional          Vice       Indefinite   Operations, Mellon Institutional Asset
Asset Management                President     Length -    Management; formerly Vice President and
One Boston Place                                Since     Manager, Mutual Funds Operations, Standish
Boston, MA  02108                             Inception   Mellon Asset Management, LLC
8/19/51
------------------------------------------------------------------------------------------------------
Mary T. Lomasney                  Chief        Term -     First Vice President, Mellon Institutional
c/o Mellon Institutional       Compliance    Indefinite   Asset Management and Chief Compliance
Asset Management                 Officer      Length -    Officer, Mellon Funds Distributor;
One Boston Place                                Since     formerly Director, Blackrock, Inc., Senior
Boston, MA  02108                             Inception   Vice President, State Street Research &
4/8/57                                                    Management Company ("SSRM"), and Vice
                                                          President, SSRM
------------------------------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         On February 22, 2005, the Registrant adopted a Code of Ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. For the fiscal year ended March 31, 2006, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics to the Registrant's Principal Executive Officer or Principal Financial Officer that relates to any element of the definition of code of ethics as enumerated in Item 2(b) of Form N-CSR. A copy of the Registrant's Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer is filed as an exhibit to this Form N-CSR under Item 12(a)(1).

Item 3.  Audit Committee Financial Expert.

         The Registrant's Board of Directors has determined that the Registrant has more than one audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are John
         H. Hewitt and Caleb Loring III, both of whom are "independent" pursuant to paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Hewitt served at Morgan Stanley as a securities analyst and also in a supervisory role regarding analysis. He has held a chartered financial analyst designation, as well as a master's degree in business administration from Harvard University. He has been a member of the Registrant's audit committee since its inception. Mr. Loring served as an executive in the commercial lending division of the Bank of Boston, N.A., performing and supervising credit analyses and reviewing financial statements of potential and existing borrowers. Also, Mr. Loring has served as a private trustee in the Ayer Family Office, where his duties involve financial statement analysis. He has been a member of the Registrant's audit committee since its inception, and has served on the audit committees of several privately held companies.

Item 4.  Principal Accountant Fees and Services.

(a) AUDIT FEES: The aggregate fees billed or accrued for professional services rendered by the principal accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings for the fiscal year ended March 31, 2006 was $60,000.

(b) AUDIT RELATED FEES: The aggregate fees billed for the fiscal year ended March 31, 2006 for assurance and related services by Ernst & Young LLP that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph
         (a) of this Item was $0. The nature of the services comprising the fees to be disclosed under this Item will include the examination of compliance with requirements of Rule 17f-2 of the Investment Company Act of 1940.

(c) TAX FEES: The aggregate fees billed for the fiscal year ended March 31, 2006 for professional services rendered by Ernst & Young LLP for tax compliance, tax advice, and tax planning was $22,000. Services rendered included the preparation of U.S. federal, state and local tax returns.

(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal year ended March 31, 2006.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.

         (2) 100% of the services described in each of paragraphs (b) through
         (d) of this Item 4 were pre-approved by the Registrant's audit committee before the accountant was engaged by the Registrant to perform such services.

(f)      Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment advisers, and any entity controlling, controlled by or under common control with the advisers that provides ongoing services to the Registrant for the fiscal year ended March 31, 2006 was $769,395.

(h) Because all of the non-audit services rendered to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were pre-approved by the Registrant's audit committee of the Board of Directors and no such non-audit services were not pre-approved, the audit committee was not asked to consider whether the provision of non-audit services rendered to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved by the Registrant's audit committee is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         The Schedule of Investments in securities of unaffiliated issuers is included as part of the Annual Report to Investors filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         The Proxy Voting Policies are as follows:

         -----------------------------------------------------------------------
         MELLON HEDGE ADVISORS, LLC
         POLICIES AND PROCEDURES
         -----------------------------------------------------------------------
         Chapter:                                       Document Number:
         PROXY VOTING                                   504
         -----------------------------------------------------------------------
         Section:                                       Issued/Revised Date:
                                                        02/10/2005
         -----------------------------------------------------------------------
         Subject:                                       Page Number:
                                                        1
         -----------------------------------------------------------------------
         Issuing Department:                            Responsible Department:
         COMPLIANCE                                     INVESTMENT COMMITTEE
         -----------------------------------------------------------------------

         BACKGROUND: Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

         Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

         REFERENCE: Rules 206(4)-6 and 204-2 under The Investment Advisers Act of 1940.

         POLICY: Mellon Hedge Advisors, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

         RESPONSIBILITY: The Investment Committee has the responsibility for the implementation and monitoring of our proxy voting policy and practices.

         The Chief Compliance Officer has the responsibility to ensure that the firm's proxy voting policy is properly disclosed to its clients.

         PROCEDURES: Mellon Hedge Advisors has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

         Voting Procedures

         o All employees will forward any proxy materials received on behalf of clients to an authorized investment manager; o The authorized investment manager will determine which client accounts hold the security to which the proxy relates;
         o Absent material conflicts, the authorized investment manager will determine how Mellon Hedge Advisors should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

         Disclosure

         o Mellon Hedge Advisors will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mellon Hedge Advisors voted a client's proxies, and that clients may request a copy of these policies and procedures.
         o The authorized investment manager will also send a copy of this summary to all existing clients who have previously received Mellon Hedge Advisors' Disclosure Document; or the authorized investment manager may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

         Client Requests for Information

         o All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to an authorized investment manager.
         o In response to any request the authorized investment manager will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mellon Hedge Advisors voted the client's proxy with respect to each proposal about which client inquired.

         Voting Guidelines

         o In the absence of specific voting guidelines from the client, Mellon Hedge Advisors will vote proxies in the best interests of each particular client. Mellon Hedge Advisors' policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Mellon Hedge Advisors' voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
         o Mellon Hedge Advisors will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

         o Mellon Hedge Advisors will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
         o In reviewing proposals, Mellon Hedge Advisors will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

         Conflicts of Interest

         o Mellon Hedge Advisors will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mellon Hedge Advisors with the issuer of each security to determine if Mellon Hedge Advisors or any of its employees has any financial, business or personal relationship with the issuer.
         o If a material conflict of interest exists, the Chief Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.
         o Mellon Hedge Advisors will maintain a record of the voting resolution of any conflict of interest

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGERS: The table below provides information concerning the persons employed by Mellon Hedge Advisors, LLC, the Registrant's investment adviser (the "Adviser") and Optima Fund Management LLC, the Registrant's sub-investment adviser (the "Sub-Investment Adviser") who are primarily responsible for the day-to-day management of the Registrant's portfolio by virtue of their membership on the investment committee of their respective firms (each, an "Investment Committee"). All information provided in the table is as of March 31, 2006. No single individual has exclusive responsibility for investment recommendations or decisions concerning the Registrant.

The Adviser

--------------------------------------------------------------------------------------------------------------------------
        Name                               Title, Length of Service and Business Experience in Last Five Years
--------------------------------------------------------------------------------------------------------------------------
David M. Breitwieser                  Vice President, Mellon Private Wealth Management Group (since 1997). Senior
                                      Director - Portfolio Management, Fort Lauderdale (since 2001); Member of
                                      Investment Strategy Committee since 2003. Vice President, Mellon Hedge Advisors.
                                      LLC (since 2005).
--------------------------------------------------------------------------------------------------------------------------
Joseph A. Fernandez                   Vice President of Mellon Private Wealth Management Group (since 2004). Member of the Strategic Acquisitions Group (1998 to 2003). Vice President, Mellon Hedge
                                      Advisors, LLC (since 2005).
--------------------------------------------------------------------------------------------------------------------------
Robin J. Kalota                       First Vice President of Mellon Private Wealth Management Group. Senior Director -
                                      Portfolio Management, Newport Beach (since 1997). Vice President, Mellon Hedge
                                      Advisors, LLC (since 2005).
--------------------------------------------------------------------------------------------------------------------------
Lawrence P. Keblusek                  Senior Vice President, Chief Investment Officer and Director of Equity
                                      Investments, Mellon Private Wealth Management Group (since 2002).  Senior Vice
                                      President, Mellon Hedge Advisors, LLC (since 2005).  U.S. Chief Investment
                                      Officer, Managing Director of U.S. Institutional Equity and Head of Global Private
                                      Banking Investments, Citigroup Asset Management (1995 - 2002), New York, NY
--------------------------------------------------------------------------------------------------------------------------
Ridgway H. Powell                     First Vice President of Private Wealth Management Group (since 1998), and Head of the Taxable Fixed Income Desk, (1993 - 1998). Vice President, Mellon Hedge
                                      Advisors, LLC (since 2005)
--------------------------------------------------------------------------------------------------------------------------
Steven H. Reiff                       Senior Vice President, Mellon Private Wealth Management (since 1999) and Managing
                                      Director of Mellon, The Family Office (2002 - 2005). Managing Director of Wealth
                                      Strategies (1999 - 2002). National Director, Wealth Management (since 2006). Vice
                                      President, Mellon Hedge Advisors, LLC (since 2005).
--------------------------------------------------------------------------------------------------------------------------
Christopher E. Sheldon                Senior Vice President, Mellon Private Wealth Management and Director of Investment
                                      Strategy (since 2003). Managing Director of Portfolio Management - West Coast
                                      (1998 - 2003).  Vice President, Mellon Hedge Advisors, LLC (since 2005).
--------------------------------------------------------------------------------------------------------------------------

The Sub-Investment Adviser

--------------------------------------------------------------------------------------------------------------------------
      Name                                 Title, Length of Service and Business Experience in Last Five years
--------------------------------------------------------------------------------------------------------------------------
Dixon Boardman                        Managing Member, Optima Fund Management LLC (since 1988), New York, NY; Senior Vice
                                      President, UBS Financial Services Inc. (1988 - 2005), New York, NY.
--------------------------------------------------------------------------------------------------------------------------
Thomas Gimbel                         Executive Managing Director, Optima Fund Management LLC (since 2004), New York,
                                      NY; Managing Director, Credit Suisse Asset Management (2000 - 2004) New York, NY;
                                      Managing Director, DLJ Asset Management (acquired by Credit Suisse), (1999 -
                                      2000), New York, NY
--------------------------------------------------------------------------------------------------------------------------
Geoffrey Lewis                        Chief Financial Officer, Optima Fund Management LLC (since 1989), New York, NY.
--------------------------------------------------------------------------------------------------------------------------
Hal McMath                            Managing Director of Research, Optima Fund Management LLC (since 2003), New York,
                                      NY; Vice President, The Blackstone Group (2001- 2003), New York, NY; Associate,
                                      Wilshire Associates, Inc. (1999 - 2001), Santa Monica, CA.
--------------------------------------------------------------------------------------------------------------------------
Robert Picard                         Chief Investment Officer and Director of Research, Optima Fund Management LLC
                                      (since 2004), New York, NY; Vacation (2003 - 2004); Managing Director, Asset
                                      Management, Hedge Funds The Carlyle Group (2002 - 2003), New York, NY; Managing
                                      Director-Alternative Investments, RBC Capital Risk Advisors (1997 - 2001), New
                                      York, NY.
--------------------------------------------------------------------------------------------------------------------------
Shiv Srinivasan                       Managing Director, Optima Fund Management LLC (since 2002), New York, NY; Trader,
                                      Goldman Sachs, Equities Division (1998 - 2002), New York, NY.
--------------------------------------------------------------------------------------------------------------------------
Johnny Yee                            Managing Director, Optima Fund Management LLC (since 2001), New York, NY;
                                      Associate-Equity Research, Thomas Weisel Partners (2000 - 2001), San Francisco,
                                      CA; Associate-Financial Services and Health Services, Group Booz Allen and
                                      Hamilton (1998 - 2000), New York, NY.
--------------------------------------------------------------------------------------------------------------------------

(a)(2)(i)-(iii) OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS:

         The table below indicates for each member of the Investment Committee of the Adviser and the Sub-Investment Adviser information about the other accounts over which such person has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of March 31, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

         The table below indicates for each member of the Investment Committee of the Adviser and the Sub-Investment Adviser information about the other accounts over which such person has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of March 31, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

The Adviser

--------------------------------------------------------------------------------------------------------------------------
Name                                  Other Accounts Managed the Portfolio Managers
--------------------------------------------------------------------------------------------------------------------------
David M. Breitwieser                  Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: 182 accounts with assets of approximately $340 million.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Name                                  Other Accounts Managed the Portfolio Managers
--------------------------------------------------------------------------------------------------------------------------
Joseph A. Fernandez                   Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: 160 accounts with total assets of approximately $175 million.
--------------------------------------------------------------------------------------------------------------------------
Robin J. Kalota                       Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: 200 accounts with assets of approximately $450 million.
--------------------------------------------------------------------------------------------------------------------------
Lawrence P. Keblusek                  Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: None.
--------------------------------------------------------------------------------------------------------------------------
Ridgway H. Powell                     Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: 486 accounts with total assets of approximately $665 million.
--------------------------------------------------------------------------------------------------------------------------
Steven H. Reiff                       Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: None.
--------------------------------------------------------------------------------------------------------------------------
Christopher E. Sheldon                Other Registered Investment Companies: None.
                                      Other Pooled Investment Vehicles: None.
                                      Other Accounts: None.
--------------------------------------------------------------------------------------------------------------------------

The Adviser receives no fees based on the investment performance of any account.

The Sub-Investment Adviser

--------------------------------------------------------------------------------------------------------------------------
Name                                  Other Accounts Managed the Portfolio Managers
--------------------------------------------------------------------------------------------------------------------------
Dixon Boardman                        Other Registered Investment Companies:  None.
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts: None.
--------------------------------------------------------------------------------------------------------------------------
Thomas Gimbel                         Other Registered Investment Companies:  None.
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts:  None.
--------------------------------------------------------------------------------------------------------------------------
Geoffrey Lewis                        Other Registered Investment Companies:  None.
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts: None.
--------------------------------------------------------------------------------------------------------------------------
Hal McMath                            Other Registered Investment Companies:  None.
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts:  None.
--------------------------------------------------------------------------------------------------------------------------
Robert Picard                         Other Registered Investment Companies:  None
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts:  None.
--------------------------------------------------------------------------------------------------------------------------
Shiv Srinivasan                       Other Registered Investment Companies:  None.
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts:  None.
--------------------------------------------------------------------------------------------------------------------------
Johnny Yee                            Other Registered Investment Companies:  None.
                                      Other Pooled Investment Vehicles: 24 entities with total assets of approximately
                                      $2.24 billion.
                                      Other Accounts:  None.
--------------------------------------------------------------------------------------------------------------------------

The Sub-Investment Adviser receives a fee based upon the investment performance of:

      o  No Registered Investment Companies.
      o 24 Other Pooled Investment Vehicles with total assets of $2.24 billion.
      o  No Other Accounts.

(a)(2)(iv) CONFLICTS OF INTEREST:

         When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise in this context are discussed below. For the reasons outlined below, the Registrant does not believe that any material conflicts are likely to arise out of the Investment Committees' members' responsibility for the management of the Registrant as well as one or more other accounts. The Adviser and the Sub-Investment Adviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs.

         Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

         A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply. For example, an Investment Fund manager may inform the Adviser or Sub-Investment Adviser that the Investment Fund will accept only a specified aggregate investment from the firm, due to investment capacity constraints or other reasons. If the Adviser or Sub-Investment Adviser were to allocate a disproportionate amount of the investment opportunity to one or more accounts, and the Investment Fund outperformed other investments, the accounts participating on a disproportionate basis would outperform the remaining accounts and the remaining accounts would be disadvantaged. The Adviser generally does not invest the assets of any clients other than the Registrant in the types of Investment Funds in which the Registrant will invest. Although the Sub-Investment Adviser will invest assets of other clients in such Investment Funds, the Sub-Investment Adviser has policies that require a portfolio manager to allocate all investment opportunities in which the Registrant might invest in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives, subject to differences and exceptions resulting from consideration of the factors described below

         Conversely, a portfolio manager could favor one account over another in the amounts or the sequence in which orders to redeem interests in Investment Funds are placed. If a portfolio manager determines that a particular Investment Fund in which client accounts are invested is underperforming, its investment strategy is out of favor or the Investment Fund is otherwise no longer a desirable investment, but that Investment Funds imposes restrictions as to the amount it can or will redeem, the portfolio manager may not be able to redeem the desired amount as to each client. If the portfolio manager were to place redemption orders in disproportionate amounts for one or more clients or place certain redemption orders ahead of others (requiring others to wait until the next liquidation date), the remaining clients may be disadvantaged. When a portfolio manager, due to investment outlook, intends to redeem interests in an Investment Fund for more than one account, the policies of the Adviser and the Sub-Investment Adviser generally require that such orders be placed proportionately and at the same time, again subject to differences and exceptions as described below.

         In order to ensure that the Sub-Investment Adviser will fairly allocate investment opportunities among its clients taking into account the legitimate needs and circumstances of each client, the Sub-Investment Adviser's Investment Policy Committee and Portfolio Committee will consider the following factors, among other things, in allocating investment opportunities among clients, which factors may indicate the need for exceptions from a strict pro rata allocation: (i) any specific client requirements for underlying liquidity; (ii) client requirements for specific asset allocation; (iii) the imposition of penalty fees associated with withdrawal from such an investment in light of anticipated client liquidity needs or events; (iv) specific client requests to invest with a particular manager or to not invest with such a manager; (v) client cash inflows and outflows and available cash balances; (vi) the time of entry of such an investment opportunity;
         (vii) portfolio construction constraints; (viii) materiality of position; (ix) a client's ERISA status, if applicable, and the existence of limitations at the Investment Fund level on investments by ERISA plans; and (x) specific client requirements to hold an actual meeting with underlying managers (which may result in a delay in making the implementation of a particular investment for such a client). In instances of limited manager capacity, the Sub-Investment Adviser will allocate such investment opportunities among clients as fairly as possible within specific client constraints.

         A portfolio manager might have an incentive to favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser or the Sub-Investment Adviser receives a performance-based advisory fee as to one account but not another, the portfolio manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the portfolio manager's compensation. See "Compensation of Portfolio Managers" below for a description of the structure of the compensation arrangements of the members of the Investment Committee of each firm. The Adviser charges no performance based advisory fees on any clients account. The Sub-Investment Adviser receives performance fees with respect to several accounts other than the Registrant. As noted above, however, both the Adviser and the Sub-Investment Adviser have policies designed to ensure equitable treatment of accounts, regardless of performance fees.

         A portfolio manager might also seek to favor an account: a) if the portfolio manager has a beneficial interest in the account, b) in order to benefit a large client or c) to compensate a client that previously had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser or the Sub-Investment Adviser imposes certain trading restrictions and reporting requirements as to accounts in which a portfolio manager or certain family members have a personal interest in order to assist these firms in monitoring any such conflicts and to seek to ensure that such accounts are not favored over other accounts. In addition, both firms monitor dispersion of performance between similar accounts and seek to identify the reasons for such dispersion.

(a)(3)   COMPENSATION OF PORTFOLIO MANAGERS:

         The Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals and seeks to align the financial interests of the investment professionals with those of the Adviser. This is achieved, among other means, through incentive payments based in part upon their respective firm's financial performance.

         Compensation of the Adviser's Portfolio Managers.

         The Adviser has no employees of its own. All members of the Adviser's Investment Committee are employed and compensated by affiliates of Mellon Financial Corporation ("Mellon"). Compensation arrangements of these investment professionals are determined on the basis of the investment professional's overall services to the Adviser and one or more other Mellon affiliated entities and not on the basis of any specific funds or accounts managed by these investment professionals. The structure of compensation of all of the members of the Adviser's Investment Committee is currently comprised of the following basic components: base salary and participation in an annual bonus plan, as well as customary benefits that are offered generally to all full-time employees of Mellon affiliated investment firms. In addition, all members of the Adviser's Investment Committee may also receive options of common shares or restricted stock of common shares of Mellon. The following describes each component of the compensation package of the members of the Adviser's Investment Committee:

         1. Base salary. Base compensation is fixed and normally reevaluated on an annual basis. Base compensation is a significant component of an investment professional's overall compensation. Mellon affiliates seek to set compensation at competitive market rates, taking into account the experience and responsibilities of the investment professional.

         2 Annual Bonus Plan. Under the annual bonus plan, investment professionals are eligible for an annual bonus, which is a function both of the size of the overall bonus pool for such year and of factors specific to each individual. The size of the overall bonus pool is determined by the financial performance of Mellon overall and the investment business of Mellon's Private Wealth Management division. In the case of all members of the Investment Committee other than Mr. Keblusek, the size of an individual's participation in such bonus pool is determined by reference to: (i) the person's base salary, and (ii) the achievement of certain previously prescribed professional goals and objectives, none having to do with the investment performance of a specific account or group of accounts. In the case of Mr. Keblusek, who serves as the Chief Investment officer of Private Wealth Management, his participation is determined by reference to: (i) the investment performance of all of the equity accounts, taken as a whole, and all fixed income accounts, taken as a whole, managed by Private Wealth Management and (ii) his achievement of certain previously prescribed professional goals and objectives. Any bonus under the plan is completely discretionary.

         3. Stock Awards. Investment professionals may receive options to purchase shares of stock of Mellon Financial Corporation, the parent company of the Adviser. Such options permit the investment professional to purchase a specified amount of stock at the strike price which is the fair market value on the date of grant. The option will vest over a set period and must be exercised within a ten-year period from the date of grant. Investment professionals may also receive restricted stock as part of their compensation. If granted, restricted stock normally vests ratably over a period of generally three years, although the time period could vary. In the case of either options or restricted stock, if an employee leaves before vesting, the unvested options or stock are forfeited.

         4. Long Term Retention Incentive Bonus. Mr. Keblusek also participates in a long-term incentive plan that vests over a three-year period and is designed to reward his continued service with Mellon. This is a stock option plan that includes periodic awards of restricted stock that rewards participants for long-term service to Mellon.

         Compensation of the Sub-Investment Adviser's Portfolio Managers.

         The Sub-Investment Adviser's compensation arrangements with investment professionals are determined on the basis of the investment professional's overall services to the Sub-Investment Adviser and not on the basis of specific funds or accounts managed by the investment professional. At the Sub-Investment Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and an annual investment bonus plan as well as customary benefits that are offered generally to all full-time employees of the Sub-Investment Adviser. In addition, Messrs. Boardman and Lewis are equity owners of the parent company of the Sub-Investment Adviser. Messrs. Gimbel and Picard participate in a stock option program. The following describes each component of the compensation package for the members of the Sub-Investment Adviser's Investment Committee:

         1. Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Investment Adviser considers base compensation a significant component of an investment professional's overall compensation and seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

         2. Investment Bonus Plan. Under the Sub-Investment Adviser's plan, members of the Investment Committee are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

              (i) Investment Performance: Although no one individual employed by the Sub-Investment Adviser has exclusive responsibility as to any specific account, the investment performance of all accounts as to which the Investment Committee has day-to-day responsibility over a one-year period is considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark. In addition, the investment performance of any Investment Fund held by the firm on behalf of any clients as a result of such individual's identification and recommendation of such fund is taken into account. The amount of total assets in all accounts for which the Committee has day-to-day responsibility is also considered.

             (ii) The Profitability of the Sub-Investment Adviser: The
                  profitability of all operations the Sub-Investment Adviser's parent company is also considered in determining bonus awards.

            (iii) Non-Investment Performance: The more intangible
                  contributions of an investment professional to the Sub-Investment Adviser's business, including the investment professional's achievement of previously prescribed goals and objectives, support of sales activities, new fund/strategy idea generation, professional growth and development, and management responsibility, where applicable, are evaluated in determining the amount of any bonus award.

         3. Stock Options. As noted above, Messrs. Gimbel and Picard receive options to purchase restricted interests of Optima Group Holdings LLC, the parent company of the Sub-Investment Adviser. Such options permit the investment professional to purchase a set amount of interests at the strike price on the date of grant. The strike price is calculated in accordance with a formula tied to the value of the parent company. The option can be exercised for a set period (normally a number of years) and the investment professional would be eligible to exercise the option if the firm was sold prior to the expiration date.

(a)(4)(a) FUND OWNERSHIP BY PORTFOLIO MANAGERS:

         The following table indicates as of May 31, 2006 the value, within the indicated range, of shares beneficially owned by the Adviser's Investment Committee in the Registrant. For purposes of this table, the following letters indicates the range indicated below:

         A - $0
         B - $1 - $10,000
         C - $10,001 - $50,000
         D - $50,001 - $100,000
         E - $100,001 - $500,000
         F - $500,001 - $1,000,000
         G - More than $1 million

         ---------------------------------------------------------------------------------------------------------
           ADVISER'S PORTFOLIO MANAGER NAME      OWNERSHIP         SUB-INVESTMENT ADVISER'S         OWNERSHIP
                                                                    PORTFOLIO MANAGER NAME
         ---------------------------------------------------------------------------------------------------------
         David M. Breitwieser                        A               Dixon Boardman                     A
         ---------------------------------------------------------------------------------------------------------
         Joseph A. Fernandez                         A               Thomas Gimbel                      A
         ---------------------------------------------------------------------------------------------------------
         Robin J. Kalota                             A               Geoffrey Lewis                     A
         ---------------------------------------------------------------------------------------------------------
         Lawrence P. Keblusek                        A               Hal McMath                         A
         ---------------------------------------------------------------------------------------------------------
         Ridgway H. Powell                           C               Robert Picard                      A
         ---------------------------------------------------------------------------------------------------------
         Steven H. Reiff                             A               Shiv Srinivasan                    A
         ---------------------------------------------------------------------------------------------------------
         Christopher E. Sheldon                      A               Johnny Yee                         A
         ---------------------------------------------------------------------------------------------------------

(a)(4)(b) Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 10 of Form N-CSR.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of Ethics required by Item 2 is attached hereto as an exhibit.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mellon Optima L/S Strategy Fund, LLC

By (Signature and Title):  /s/ DENISE B. KNEELAND
                           ----------------------
                           Denise B. Kneeland, Assistant Vice President

                           Date: June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------
                           Patrick J. Sheppard, President and
                           Chief Executive Officer

                           Date: June 9, 2006


By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           ----------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date: June 9, 2006